Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of finance expenses

	2019	2020	2021
Interest on long-term debt	$159,114	$97,855	$71,991
Interest on lease obligations	43,666	34,807	26,859
Commitment fees and amortization of debt issuance costs	23,457	18,366	12,442
Accretion costs and other	3,939	3,359	2,413
Total Finance Expenses	$230,176	$154,387	$113,705